Document and Entity Information	12 Months Ended
Aug. 15, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2011
Registrant Name	MARSHALL FUNDS INC d/b/a BMO FUNDS
Central Index Key	0000889366
Amendment Flag	false
Document Creation Date	Aug 15, 2012
Document Effective Date	Aug 15, 2012
Prospectus Date	Dec 29, 2011

BMO FUNDS

BMO Large-Cap Value Fund

Supplement dated August 15, 2012 to Prospectus dated December 29, 2011, as previously supplemented June 12, 2012

This Supplement updates certain information in the Prospectus for the BMO Large-Cap Value Fund (the "Fund"). As previously indicated in the Supplement to the Prospectus dated June 12, 2012, the investment objective of the Fund has been amended effective August 15, 2012. Accordingly, the sentence under "Fund Summary – BMO Large-Cap Value Fund – Investment Objective" is hereby deleted and replaced with the following: "To provide capital appreciation." Additionally, the fourth sentence of the paragraph under "Fund Summary – BMO-Large Cap Value Fund – Principal Investment Strategies" is hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MARSHALL FUNDS INC d/b/a BMO FUNDS
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
Supplement [Text Block]	mfi1_SupplementTextBlock

BMO FUNDS

BMO Large-Cap Value Fund

Supplement dated August 15, 2012 to Prospectus dated December 29, 2011, as previously supplemented June 12, 2012

This Supplement updates certain information in the Prospectus for the BMO Large-Cap Value Fund (the "Fund"). As previously indicated in the Supplement to the Prospectus dated June 12, 2012, the investment objective of the Fund has been amended effective August 15, 2012. Accordingly, the sentence under "Fund Summary – BMO Large-Cap Value Fund – Investment Objective" is hereby deleted and replaced with the following: "To provide capital appreciation." Additionally, the fourth sentence of the paragraph under "Fund Summary – BMO-Large Cap Value Fund – Principal Investment Strategies" is hereby deleted.

BMO Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfi1_SupplementTextBlock

BMO FUNDS

BMO Large-Cap Value Fund

Supplement dated August 15, 2012 to Prospectus dated December 29, 2011, as previously supplemented June 12, 2012

This Supplement updates certain information in the Prospectus for the BMO Large-Cap Value Fund (the "Fund"). As previously indicated in the Supplement to the Prospectus dated June 12, 2012, the investment objective of the Fund has been amended effective August 15, 2012. Accordingly, the sentence under "Fund Summary – BMO Large-Cap Value Fund – Investment Objective" is hereby deleted and replaced with the following: "To provide capital appreciation." Additionally, the fourth sentence of the paragraph under "Fund Summary – BMO-Large Cap Value Fund – Principal Investment Strategies" is hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MARSHALL FUNDS INC d/b/a BMO FUNDS
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
Document Creation Date	dei_DocumentCreationDate	Aug 15, 2012